LAND USE RIGHTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Land use rights [Member] USD ($)	Dec. 31, 2013 Land use rights [Member] CNY	Dec. 31, 2012 Land use rights [Member] CNY
LAND USE RIGHTS [Abstract]
Land use rights	$ 3,462	20,959	20,959
Less: accumulated amortization	(540)	(3,268)	(2,703)
Land use rights, net	2,922	17,691	18,256
Land use rights pledged as collateral	888	5,377	5,520
Amortization of land use rights	93	565	565	255
Annual amortization expense for land use rights	93	565
Finite-Lived Intangible Assets [Line Items]
Short term loans secured by pledge	$ 52,282	316,504	76,450		$ 26,794	162,203	76,450